Cash and cash equivalents and time deposits - Cash on hand and cash held at bank (Details)
€ in Thousands, ¥ in Thousands, ¥ in Thousands, $ in Thousands, $ in Thousands, $ in Thousands, $ in Thousands
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 HKD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 SGD ($)	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 JPY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 HKD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 SGD ($)	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 JPY (¥)
Cash and cash equivalents and time deposit
Cash on hand and cash held at bank	$ 52,571							$ 52,321
RMB
Cash and cash equivalents and time deposit
Cash on hand and cash held at bank	17,576	¥ 111,651						16,108	¥ 105,792
HK$
Cash and cash equivalents and time deposit
Cash on hand and cash held at bank	8,231		$ 63,787					14,206		$ 110,094
US$
Cash and cash equivalents and time deposit
Cash on hand and cash held at bank	26,077							21,635
European dollars
Cash and cash equivalents and time deposit
Cash on hand and cash held at bank	336			€ 297				128			€ 107
Singapore dollars
Cash and cash equivalents and time deposit
Cash on hand and cash held at bank	159				$ 217			103				$ 138
New Taiwan dollars
Cash and cash equivalents and time deposit
Cash on hand and cash held at bank	113					$ 3,118		80					$ 2,303
Japanese Yen
Cash and cash equivalents and time deposit
Cash on hand and cash held at bank	29						¥ 3,163	9						¥ 966
Others
Cash and cash equivalents and time deposit
Cash on hand and cash held at bank	67							67
Cash and Cash Equivalents and Time Deposits	$ 50							$ 52